Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Sep. 30, 2013
Supplement [Text Block]	mmot_SupplementTextBlock	Federated Treasury Obligations Fund

A Portfolio of Money Market Obligations Trust

TRUST SHARES (TICKER TOTXX)

SUPPLEMENT TO SUMMARY PROSPECTUS and prospectus DATED SEPTEMBER 30, 2013

Federated Treasury Obligations Fund ("Fund") is entering into an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund will acquire all or substantially all of the assets of Federated Treasury Cash Series II (TCSII), a portfolio of Cash Series Trust II, in exchange for Trust Shares of the Fund, which will be distributed pro rata by TCSII to its shareholders, in complete liquidation and termination of TCSII. The Agreement is subject to the approval of the TCSII shareholders at a special meeting of shareholders, currently scheduled for September 9, 2014. If the Agreement, and related reorganization transaction, is approved by the shareholders of TCSII the date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" shall be changed to August 1, 2015.
Federated Treasury Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot_SupplementTextBlock	Federated Treasury Obligations Fund

A Portfolio of Money Market Obligations Trust

TRUST SHARES (TICKER TOTXX)

SUPPLEMENT TO SUMMARY PROSPECTUS and prospectus DATED SEPTEMBER 30, 2013

Federated Treasury Obligations Fund ("Fund") is entering into an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund will acquire all or substantially all of the assets of Federated Treasury Cash Series II (TCSII), a portfolio of Cash Series Trust II, in exchange for Trust Shares of the Fund, which will be distributed pro rata by TCSII to its shareholders, in complete liquidation and termination of TCSII. The Agreement is subject to the approval of the TCSII shareholders at a special meeting of shareholders, currently scheduled for September 9, 2014. If the Agreement, and related reorganization transaction, is approved by the shareholders of TCSII the date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" shall be changed to August 1, 2015.